As filed with the Securities and Exchange Commission on or about July 22, 2020.

Registration Statement File No. 333-215823

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

☒         UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 10

and/or

REGISTRATION STATEMENT

☒         UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 221

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On _________ pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On _________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

The Prospectus dated May 1, 2020 and Statement of Additional Information dated
May 1, 2020 are incorporated into Parts A and B, respectively, of this
Post-Effective Amendment No. 10 by reference to Registrant's filings under
Rule 485(b) as filed on April 28, 2020.

A supplement dated July 22, 2020 to the Prospectus is included in Part A of this
Post-Effective Amendment No. 10.

Supplement effective September 1, 2020

to the Prospectus dated May 1, 2020 for:

MassMutual ElectrumSM

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information included in the above-referenced prospectus (“Prospectus”). The changes set forth below are effective September 1, 2020.

Unless otherwise noted below, the information in the Prospectus remains unchanged. The terms used herein have the same meaning as those used in the Prospectus.

The Prospectus is amended as set forth below for policies issued after August 31, 2020:

The Transaction Fees table in the Fee Tables section is revised to read as follows:

Transaction Fees

This table describes fees and expenses that you will pay at the time you pay premium, take Account Value out of the policy, make transfers among the Divisions and the GPA or substitute the Insured under the terms of the policy.

For policies issued after August 31, 2020:

	When Charge is Deducted	Amount Deducted
Premium Load Charge	When you pay premium	Maximum: 10% of each premium payment	Current: Below Target(1) 6.55% of each premium payment Above Target(1) 0.50% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy	Maximum: 2% of the amount withdrawn, not to exceed $25 per Withdrawal	Current: 2% of the amount withdrawn, not to exceed $25 per Withdrawal
Transfer Charge	Upon each transfer after the first 12 transfers in a Policy Year	Maximum: $10 per transfer	Current: $0 per transfer

July 22, 2020	page 1 of 5	L8097_20_1

	When Charge is Deducted	Amount Deducted
Substitute Insured Charge	If Policy Owner elects to substitute a new Insured	Maximum: $75	Current: $75
(1)	The “Target” premium for a policy establishes a threshold for a policy’s premium loads. If you pay premiums that are below the Target premium, your premium loads will be higher, as a percentage of premiums paid, than if you pay premiums that exceed the Target premium. We set the Target premium on the policy’s Issue Date. The amount of the Annual Target Premium depends on: (i) the Initial Base Selected Face Amount of the policy; (ii) the Insured’s issue age; (iii) the Insured’s gender; and (iv) the Insured’s tobacco use classification. A table showing the annual Target premiums at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years can be found in the “Premiums” section.

Premiums

•	The first paragraph under Minimum Net First Policy Premium in the Premium Payments and Payment Plans sub-section of the Premiums section is revised to read as follows:

Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Net First Policy Premium. For policies issued after August 31, 2020, the Minimum Net First Policy Premium is an amount equal to 3 times the sum of the monthly charges for the first month.

Other Benefits Available Under the Policy

•	The second paragraph under Term Rider Cost of Insurance in the Additional Benefits You Can Get by Rider sub-section of the Other Benefits Available Under the Policy section is revised to read as follows:

We have the right to charge less than the maximum charges shown in the “Rider Charges” tables. This charge may be based on our expectations of future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. We may set different monthly cost of insurance rates for the Base Selected Face Amount and the Term Selected Face Amount. For policies issued after August 31, 2020, the current rates for the Term Rider will be equal to or lower than the rates for the base policy in all years.

July 22, 2020	page 2 of 5	L8097_20_1

Appendix A

•	Appendix A adds the following sub-section:

For Policies Issued After August 31, 2020

Examples of Premium Load Charge Blending

The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:

•	The policy is in Policy Year 2, policy month 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Selected Face Amount is $200,000.
•	The policy is issued on a guaranteed basis for a 45 year-old male nonsmoker.
•	The policy is funded by seven annual premium payments of $40,490.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 2, policy month 1 is $100,000.
•	The monthly equivalent of the minimum annual interest rate for the fixed account value is 0.0008295.

All of the tables and calculations examples use current charges. If maximum charges were used in these examples, the charges would be higher.

Percent of Premium Charge

Total Percent of Premium Charge: Deducted from each premium payment

Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	6.55%	0.50%	$32,392	$8,098

Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.

Total Percent of Premium Charge =

[(Target Premium) x (Target Premium’s Percent of Premium Charge)]

+

[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]

= [($32,392) x (0.0655)]

+

[($8,098) x (0.0050)]

= $2,162.17 of the premium received during Policy Year 2

July 22, 2020	page 3 of 5	L8097_20_1

Face Amount Charge

Total Selected Face Amount Charge: Deducted Monthly from Cash Value

Policy Year	Base Selected Face Amount Monthly Charge per $1,000 of Face Amount	Term Selected Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.025	$0.025

Using the charges in the table above and the assumptions in the example listed above, the Total Selected Face Amount charge is calculated as shown below.

Total Selected Face Amount Charge per Month =

[(Base Selected Face Amount) x (Base Selected Face Amount Charge)]

+

[(Term Selected Face Amount) x (Term Selected Face Amount Charge)]

= [($800,000) /1,000 x ($0.025)]

+

[($200,000) /1,000 x ($0.025)]

= [($800) x ($0.025)]

+

[($200) x ($0.025)]

= [($20.00)]

+

[($5.00)]

= $25.00 deducted monthly from the Cash Value in Policy Year 2

July 22, 2020	page 4 of 5	L8097_20_1

Cost of Insurance Charge

Cost of Insurance Charge: Deducted Monthly from Cash Value*

Policy Year	Base Monthly Cost of Insurance Charge per $1,000 of Insurance Risk*	Term Monthly Cost of Insurance Amount Charge per $1,000 of Insurance Risk*
2	$0.046	$0.046
*	Cost of insurance charge rates change each Policy Year based on the issue age of the Insured and the Policy Year.

Using the charges in the table above and the assumptions in the example listed above, the cost of insurance charge is calculated as shown below.

Total Cost of Insurance Charge =

[(Base Net Amount at Risk) x (Base Monthly Cost of Insurance Charge)]

+

[(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]

= [[($800,000 – $100,000) /(1.0008295)] /1,000 x ($0.046)]

+

[[($200,000) /(1.0008295)] /1,000 x ($0.046)]

= [($699.42) x ($0.046)]

+

[($199.83) x ($0.046)]

= [($32.17)]

+

[($9.19)]

= $41.36 deducted from the Cash Value in the first month of Policy Year 2

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 665-2654 (Monday through Friday,
8 a.m.- 5 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

July 22, 2020	page 5 of 5	L8097_20_1

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, Inc. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333 202684 filed March 12, 2015

ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I — Incorporated by reference to Registration Statement File No. 333-22557 filed April 28, 2015

iii.	Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed November 20, 2015

Exhibit (d)	i.	Form of Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

ii.	Form of Cash Surrender Value Enhancement Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iii.	Form of Overloan Protection Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iv.	Form of Supplemental Monthly Term Insurance Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

v.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (e)	Application for Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (f)	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (g)	Not Applicable

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

a.	AIM Funds (Invesco Funds)

1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

2.	Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

•	Amendment No. 1 to Financial Support Agreement effective May 24, 2019 *

3.	Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

b.	American Century Funds

1.	Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendments Nos. 1 (MML Bay State Life Insurance Company becomes a party to the Agreement), 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment No. 5 effective as of November 1, 2008 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

•	Amendment No. 6 effective as of March 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendment No. 7 effective July 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

c.	BlackRock Funds

1.	Participation Agreement dated as of February 1, 2017 (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Participation Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

2.	Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Administrative Services Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

3.	Distribution & Marketing Support Agreement effective February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

d.	Delaware Funds

1.	Participation Agreement dated as of October 10, 2016 (Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Service Agreement dated as of October 10, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Delaware Funds Dealer’s Agreement dated October 24, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Dreyfus Funds

1.	Fund Participation Agreement dated as of January 1, 2017 (Each Participating Fund, The Dreyfus Corporation including MBSC Securities Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Administrative Services Agreement effective as of January 1, 2017 (The Dreyfus Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Distribution Advanced Market Agreement dated January 1, 2017 (MBSC Securities Corporation, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

f.	Eaton Vance Funds

1.	Participation Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and Massachusetts Mutual Life Insurance Company and its Separate Accounts) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Shareholder Servicing Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

g.	Fidelity® Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•	First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•	Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

3.	Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment dated October 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Second Amendment dated May 22, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

4.	Service Agreement dated October 1, 1999 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Amendment dated May 22, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Second Amendment dated December 13, 2017 — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

h.	Franklin Templeton Funds

1.	Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

•	Amendment effective April 15, 2001 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

•	Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment No. 4 dated October 25, 2010 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•	Addendum (MML Distributors, LLC) effective as of March 20, 2012 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

•	Amendment effective as of January 15, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

•	Amendment No. 6 executed as of August 6, 2014 — Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement File No. 333-50410 filed April 28, 2015

•	Amendment No. 7 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

2.	Franklin Templeton Administrative Services Agreement (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) dated May 1, 2002 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 1 signed August 10, 2005 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 2 dated December 28, 2007 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 3 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

i.	Goldman Sachs Funds

1.	Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-65887 filed April 24, 2013

•	Amendment effective November 1, 1999 and Amendments Nos. 2, 3 and 4 effective May 1, 2000, April 15, 2001 and May 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on File No. 333-50410 filed April 25, 2008

•	Amendment No. 5 effective April 6, 2011 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on File No. 333-65887 filed April 25, 2012

•	Amendment No. 6 dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017

2.	Service Agreement dated October 1, 2016 for Service Class Shares (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC, MML Distributors, LLC and MML Strategic Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

j.	Ivy Funds

1.	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•	First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•	Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

•	Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•	Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•	Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

2.	Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Amendment No. 1 effective April 1, 2014 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Amendment No. 2 effective April 15, 2015 — Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed April 27, 2016

•	Amendment No. 3 dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-206438 filed April 26, 2017

k.	JP Morgan Funds

1.	Fund Participation Agreement effective as of December 15, 2016 (JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Supplemental Payment Agreement (for administrative services) effective December 15, 2016 (J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

l.	Lord Abbett Series Funds

1.	Fund Participation Agreement as of February 7, 2017 (Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Service Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Administrative Services Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

m.	MFS® Funds

1.	Amended and Restated Participation Agreement dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

2.	Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

n.	MML Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•	Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

•	Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Eighth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

o.	MML II Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

•	Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

•	Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Tenth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

p.	PIMCO Funds

1.	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, PIMCO Investments, LLC, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

•	Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

2.	Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

3.	Services Agreement effective as of April 21, 2006 (PIMCO, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

4.	Services Agreement (Distributor) for Administrative Class Shares of PIMCO Variable Insurance Trust (PIMCO Investments LLC and Massachusetts Mutual Life Insurance Company) as of March 1, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

5.	Services Agreement (Trust) for Administrative Class Shares of PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

q.	T. Rowe Price Funds

1.	Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendments effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), May 1, 2006, and January 7, 2008 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment effective March 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

•	Amendment effective September 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-22557 filed April 26, 2017

r.	Voya Funds

1.	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

•	Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

•	Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

•	Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•	Form of Amendment No. 1 *

b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.	Delaware VIP Trust, Delaware Distributors, L.P. dated as of October 10, 2016 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

d.	Eaton Vance dated as of January 30, 2017 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.	Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

g.	Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

h.	Ivy Funds Variable Insurance Portfolios dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

i.	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

j.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

k.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

l.	PIMCO Variable Insurance Trust dated April 2, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•	Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

n.	Voya Investors Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

•	Separate Account Financial Statements *
•	Company Financial Statements *

ii.	Powers of Attorney for:

•	Roger W. Crandall
•	Karen H. Bechtel
•	Mark T. Bertolini
•	Kathleen A. Corbet
•	James H. DeGraffenreidt, Jr.
•	Isabel D. Goren
•	Shelley B Leibowitz
•	Jeffrey H. Leiden
•	Sean Newth
•	Laura J. Sen
•	William T. Spitz
•	H. Todd Stitzer
•	Elizabeth A. Ward

—	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 27, 2020, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-215823 filed April 28, 2020

*	filed herewith

Item 27.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
2472 Broadway #216	1340 Smith Avenue	8030 Acoma Lane
New York, NY 10025	Suite 200	Dallas, TX 75252
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
3 Commonwealth	Laura J. Sen, Director	16 Wynstone
Avenue #2	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02116	Boston, MA 02118

H. Todd Stitzer, Lead Director	Shelley B. Leibowitz, Director
1312 Casey Key Road	546 Haviland Road
Nokomis, FL 34275	Stamford, CT 06903

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	M. Timothy Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement File No. 333-112626, as filed with the Securities and Exchange Commission July 22, 2020.

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:

Talcott Resolution Life Insurance Company - DC Variable Account I

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)	MMLIS and MML Distributors are the principal underwriters for this policy. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Susan Scanlon	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

Brian Foley	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

MEMBER REPRESENTATIVE AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chief Executive Officer and President	**

Nathan Hall	Chief Financial Officer and Treasurer	*

Michael Fanning	Member Representative	*

Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Kevin LaComb	Assistant Treasurer	*

Edward K. Duch, III	Assistant Secretary	*

Susan Scanlon	Chief Compliance Officer	*

Barbara Upton	Assistant Vice President and Continuing Education Officer	**

Stephen Alibozek	Entity Contracting Officer	*

Donna Watson	Assistant Treasurer	**

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Vincent Baggetta	Chief Risk Officer	**

Mario Morton	Registration Manager	*

Michael Dunn	Worksite Product Distribution Officer	**

Aruna Hobbs	Vice President	One Marina Parke Avenue Boston, MA 02210

Teresa Hassara	Vice President	**

Kelly Pirotta	AML Compliance Officer	*

Paul LaPiana	Vice President	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, at its satellite office, 100 Bright Meadow Boulevard, Enfield, CT 06082

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual ElectrumSM (“Electrum”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-215823 to be signed on its behalf, duly authorized, in the city of Wilmington, and the State of North Carolina on this 22nd day of July, 2020.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 to Registration Statement No. 333-215823 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	July 22, 2020
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	July 22, 2020
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	July 22, 2020
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	July 22, 2020
Mark T. Bertolini

KAREN H. BECHTEL *	Director	July 22, 2020
Karen H. Betchel

KATHLEEN A. CORBET *	Director	July 22, 2020
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	July 22, 2020
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	July 22, 2020
Isabella D. Goren

SHELLEY B. LEIBOWITZ *	Director	July 22, 2020
Shelley B. Leibowitz

JEFFREY M. LEIDEN *	Director	July 22, 2020
Jeffrey M. Leiden

LAURA J. SEN *	Director	July 22, 2020
Laura J. Sen

WILLIAM T. SPITZ *	Director	July 22, 2020
William T. Spitz

H. TODD STITZER *	Director	July 22, 2020
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 26.	Exhibit h	i.	a.	2.	AIM Amendment No. 1 to Financial Support Agreement

Item 26.	Exhibit h	ii.	a.	Form of AIM Amendment No. 1 to Shareholder Information Agreement

Item 26.	Exhibit k	Opinion and Consent of Counsel

Item 26.	Exhibit n	i.	Auditor Consents
				•	Separate Account Financial Statements
				•	Company Financial Statements